Financial Instruments (Details) - Schedule of fair value measurement	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
expected term	2 years 9 months
expected volatility	125.00%
annual risk free interest	0.97%
dividend yield	0.00%	0.00%
Top of Range [member]
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
expected term		5 years 3 months 18 days
expected volatility		107.17%
annual risk free interest		0.40%
Bottom of Range [member]
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
expected term		5 years 5 months 1 day
expected volatility		108.90%
annual risk free interest		0.50%